BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED JULY 28, 2023
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
MFS Research International Portfolio
Effective May 1, 2024 (“Effective Date”), Camille Humphries Lee will no longer serve as a portfolio manager of the MFS Research International Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Upon the Effective Date, all references to Ms. Lee in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE
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